LOANS AND BORROWINGS (Details Narrative) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings		$ 49.5	$ 49.5	$ 33.5
Net of loan acquisition costs			$ 0.7	$ 0.2
Total for all subsidiaries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Current ratio		1.08%	1.08%
Leverage ratio		1.20%
Total for all subsidiaries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Current ratio		1.00%	1.00%
Leverage ratio		1.00%
BOK Financial [member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings		$ 15.5	$ 15.5
Redetermined borrowing base	$ 65.0
BOK Financial [member] | Total for all subsidiaries [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings		50.0	50.0
BOK Financial [member] | Total for all subsidiaries [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings		$ 65.0	$ 65.0
Credit facility [member]
IfrsStatementLineItems [Line Items]
Average interest rate		7.90%	7.90%	8.90%